Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Dyne Therapeutics, Inc.
Entity Central Index Key	0001818794
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39509
Entity Tax Identification Number	36-4883909
Entity Address, Address Line One	1560 Trapelo Road
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	786-8230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	DYN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false